Schedule I - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Schedule I - Condensed Financial Information Of Registrant
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting for Subsidiaries and Affiliates – IPALCO has accounted for the earnings of its subsidiaries on the equity method in the unconsolidated condensed financial information.
EQUITY

Equity Transactions

On December 15, 2014, AES announced that it entered into an agreement with CDPQ, a long-term institutional investor headquartered in Quebec, Canada. Pursuant to the agreement, on February 11, 2015 CDPQ purchased from AES 15% of AES U.S. Investments and 100 shares of IPALCO’s common stock were issued to CDPQ. In addition, CDPQ agreed to invest approximately $349 million in IPALCO through 2016, in exchange for a 17.65% equity stake, funding existing growth and environmental projects at IPL.

After completion of these transactions, CDPQ’s direct and indirect interests in IPALCO will total 30%, AES will own 85% of AES U.S. Investments, and AES U.S. Investments will own 82.35% of IPALCO. There will be no significant change in management or operational control of AES U.S. Investments, IPALCO or IPL as a result of these transactions.

In connection with the initial closing under the agreement, CDPQ,  AES U.S. Investments, and IPALCO entered into a Shareholders’ Agreement. The Shareholders’ Agreement established the general framework governing the relationship between and among CDPQ and AES U.S. Investments, and their respective successors and transferees, as shareholders of IPALCO. Pursuant to the Shareholders’ Agreement, the board of directors of IPALCO will initially consist of 11 directors, two nominated by CDPQ and 9 nominated by AES U.S. Investments. The Shareholders’ Agreement contains restrictions on IPALCO making certain major decisions without the prior affirmative vote of a majority of the board of directors of IPALCO. In addition, for so long as CDPQ holds at least 5% of IPALCO’s common shares, CDPQ will have review and consultation rights with respect to certain actions of IPALCO. Certain transfer restrictions and other transfer rights apply to CDPQ and AES U.S. Investments under the Shareholders’ Agreement, including certain rights of first offer, drag along rights, tag along rights, put rights and rights of first refusal.

On February 11, 2015, in connection with the initial closing under the Subscription Agreement and the entry into the Shareholders’ Agreement, IPALCO submitted the Third Amended and Restated Articles of Incorporation for filing with the Indiana Secretary of State, as approved and adopted by the IPALCO Board. The purpose of the Third Amended and Restated Articles of Incorporation is to amend, among other things, Article VI of the Second Amended and Restated Articles of Incorporation of IPALCO in order to effectuate changes to the size and composition of the IPALCO Board in furtherance of the terms and conditions of the IPALCO Shareholder’s Agreement.

Paid In Capital and Capital Stock

On June 27, 2014, and July 31, 2013, IPALCO received equity capital contributions of $106.4 million and $49.1 million, respectively, from AES for funding needs related to IPL’s environmental and replacement generation projects. IPALCO then made the same equity capital contributions to IPL.

On April 1, 2015, IPALCO issued and sold 11,818,828 shares of IPALCO's common stock to CDPQ for $214.4 million for funding needs primarily related to IPL's environmental construction program. IPALCO then made the same investment in IPL. As a result of this transaction, CDPQ's direct ownership interest in IPALCO is 11.6% and CDPQ's combined direct and indirect ownership interest in IPALCO is 24.9%.
DEBT

The following table presents IPALCO’s long-term indebtedness:

			December 31,
Series	Due		2015	2014
			(In Thousands)
Long-Term Debt
7.25% Senior Secured Notes	April 2016		$—	$400,000
5.00% Senior Secured Notes	May 2018		400,000	400,000
3.45% Senior Secured Notes	July 2020	—	405,000	—
Unamortized discount – net			(371)	(1,347)
Total Long-term Debt			804,629	798,653
Less: Current Portion of Long-term Debt			—	—
Net Long-term Debt			$804,629	$798,653

Long-term Debt

IPALCO’s Senior Secured Notes

In June 2015, IPALCO completed the sale of the 2020 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act. The 2020 IPALCO Notes were issued pursuant to an Indenture dated June 25, 2015, by and between IPALCO and U.S. Bank, National Association, as trustee. The 2020 IPALCO Notes were priced to the public at 99.929% of the principal amount. Net proceeds to IPALCO were approximately $399.5 million after deducting underwriting costs and estimated offering expenses. These costs are being amortized to the maturity date using the effective interest method. We used the net proceeds from this offering to fund the purchase of the 2016 IPALCO Notes validly tendered and to pay for a related consent solicitation, to redeem any 2016 IPALCO Notes that remained outstanding after the completion of the tender, and to pay certain related fees, expenses and make-whole premiums. Of the 2016 IPALCO Notes outstanding, $366.5 million were tendered in June 2015. The remainder, $33.5 million, was redeemed in July 2015. An early tender premium was paid related to the tender offer and a redemption premium was paid related to the redemption of the 2016 IPALCO Notes. A loss on early extinguishment of debt of $22.1 million for the 2016 IPALCO Notes is included as a separate line item in the accompanying Unconsolidated Statements of Income.

The 2020 IPALCO Notes are secured by IPALCO's pledge of all of the outstanding common stock of IPL. The lien on the pledged shares is shared equally and ratably with IPALCO's existing senior secured notes. IPALCO has entered into a Pledge Agreement Supplement with the Bank of New York Mellon Trust Company, N.A., as Collateral Agent, dated June 25, 2015, to the Pledge Agreement between IPALCO and The Bank of New York Mellon Trust Company, N.A., dated November 14, 2001, as supplemented by a Pledge Agreement Supplement dated April 15, 2008 and a Pledge Agreement Supplement dated May 18, 2011, each by IPALCO in favor of the Collateral Agent. IPALCO also agreed to register the 2020 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement that IPALCO entered into with J.P. Morgan Securities LLC and Morgan Stanley & Co. LLC, as representatives of the initial purchasers of the 2020 IPALCO Notes. IPALCO filed its registration statement on Form S-4 with respect to the 2020 IPALCO Notes with the SEC on September 28, 2015, and this registration statement was declared effective on October 15, 2015. The exchange offer was completed on November 16, 2015.

The 2018 IPALCO Notes and 2020 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL.
RETROSPECTIVE ADOPTION OF ASU 2015-03

ASU 2015-03 simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. As a result of the retrospective adoption of ASU 2015-03 effective January 1, 2016, deferred financing costs of approximately $6.9 million and $4.6 million previously classified within Other Assets were reclassified to reduce the related debt liabilities as of December 31, 2015 and 2014, respectively. Accordingly, the accompanying Unconsolidated Balance Sheets have been updated. However, Note 3, “Debt,” remains unchanged from what was previously disclosed in IPALCO’s 2015 Form 10-K that was filed with the SEC on February 23, 2016. No other updates have been made to what was previously disclosed in IPALCO's 2015 Form 10-K that was filed with the SEC on February 23, 2016 other than the above mentioned balance sheet updates and updates to our Report of Independent Registered Accounting Firm to reflect a dual dated opinion as a result of these updates.